Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation

12. Share-based compensation

The Company granted options on its corporate capital to certain directors, officers, employees, and consultants, as an incentive and as additional compensation prior to the Company’s conversion to an S.p.A. All options converted into Quota B when vested and exercised.

In April 2021, €172 of quota B shares were repurchased, cancelled, and allocated to the option plan as available for grant. The Board approved new option grants on €169 of quota B and accelerated the vesting of options on €546 quota B and all options were exercised. The total of €715 quota B were issued and exercised in April 2021 with no options remaining outstanding at that time.

In May 2021, in context of our Corporate Conversion from a limited liability company (società a responsabilità limitata, or “S.r.l.”) to a joint stock company (società per azioni, or an “S.p.A.”), the shareholders approved a capital increase to allow for issuance of up to 2.7 million ordinary shares, or 10% of the total outstanding common shares of the Company after the IPO, in the service of a four-year employees’ share option plan, “Equity Incentive Plan 2021–2025,” (the “Plan”) to be adopted by the board of directors. The Plan is administered by the Board of Directors in consultation with the Compensation, Nomination and Governance Committee. No options were granted under the Plan during 2021.

In April 2022, the Company’s board of directors, as administrator of the Plan, awarded a nonqualified stock option (“NSO”) on 147,783 shares to its (former) Chairman according to the terms of a Sub-Plan called “2021-2025 Chairman Sub-Plan” (the “Sub-Plan”) attached to the Plan. The NSO was fully vested upon grant and carried a two (2) year exercise term. The exercise price of the NSO is €6.38 per share, as pre-determined in the Sub-Plan.

In July 2022, the Company’s board of directors, as administrator of the Plan, awarded NSOs on 392,740 shares to certain of the Company’s directors, officers and employees. The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four (4) year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $4.76 per share.

At December 31, 2022, there were 540,523 granted stock options and 1,281,162 stock options remaining available for grant.

In March 2023, the Board, as administrator of the Plan, awarded NSOs on 46,400 shares to the Company’s directors. The NSOs vested monthly over a one (1) year period with a 10-year term. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $5.62 per share.

At December 31, 2023, there were 586,923 granted stock options and 1,234,772 stock options remaining available for grant.

The Company calculates the fair value of stock options awards granted to employees and nonemployees using the Black-Scholes option-pricing method. If the company determinates that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s selling, general and administrative expenses and research and development expenses.

The Company calculated the share compensation expense for the options granted by utilizing the Black Scholes method with the following inputs for each of the stock grants in March 2023, July 2022 and April of 2022:

●	The option’s exercise price.
●	The option’s expected term.
●	The underlying share’s current price.
●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where calculated value is used, the historical volatility of an appropriate industry sector index.
●	The underlying share’s expected dividends during the option’s expected (or in certain cases, contractual) term except cases, such as when dividend protection is provided; and
●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2021	546	€1.00	1	€584,132
Granted	169	1.00		183,831
Vested and exercised	715	1.00	-	777,920
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2021	-	€-	-	€-
Exercisable as of December 31, 2021	-	€-	-	€-
Outstanding, expected to vest as of December 31, 2021	-	€-	-	€-

Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.3	€272,480
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.3	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

On March 2023, the Company granted non-qualified stock options to certain directors were partially vested and priced based on the “2021-2025 -Plan.” Total recognized expense was approximately €199,890.

On July 2022, the Company granted non-qualified stock options to certain directors and employees that were partially vested and priced based on the “2021-2025 Plan.” Total recognized expense was approximately €482,692.

On April 2022, the Company granted non-qualified stock options to Dr. Squinto, Chairman of the Company at that time, that were fully vested and priced based on a Sub-Plan called “2021-2025 Chairman Sub-Plan” attached to the Plan. Total recognized expense was €240,043.

At December 31, 2021, there were no outstanding stock options.

The Company’s share-based compensation expense for the years ended December 31, 2023, 2022 and 2021 is represented by the following table:

	Year ended December 31
	2023	2022	2021
	(in Euros)
Research & development expense	€73,392	€35,164	€82,669
Research & development expense - related party	-	-	179,480
General & administrative expense	505,828	486,962	234,955
General & administrative expense - related party	160,664	200,609	-
Total	€739,884	€722,735	€497,104
Unrecognized expense	€907,683	€1,639,082	€-

For the years ended December 31, 2023, 2022 and 2021, the Company recorded €739,884, €722,735 and €497,104 , respectively, as the fair value of the stock options granted.

The amount of unrecognized expense at December 31, 2023 was €907,683. The amount of unrecognized expense at December 31, 2022 was €1,639,082. The weighted average fair value of the options granted during 2021 was €1,088 per quota B. There was no amount of unrecognized expense at December 31, 2021.

The weighted average grant date fair value of the options granted during the period ended December 31, 2023 and December 31, 2022 was €4.84 and €4.99 per share respectively.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. For the period ended December 31, 2023, and December 31, 2022, there was a weighted average of 18,216,907 and 18,216,858 shares, respectively, of the Company’s ordinary shares, no par value.

Quota B Valuations

The fair value of the Quota B underlying the Company’s share-based compensation grants has historically been determined by the Company’s board of directors, with input from management and third-party valuations. The Company believes that the Board of Directors has the relevant experience and expertise to determine the fair value of its Quota B, when also securing third-party assistance. Given the absence of a public trading market of the Company’s equity, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, the Board of Directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s equity at each grant date. These factors include:

●	valuations of the Quota B equity performed by third-party specialists;

●	the price of the Company’s equity to third-party, arms-length, sophisticated, and qualified investors, which was used in the OPM Backsolve Model;

●	the prices, rights, preferences, and privileges of the Company’s Quota C, D, and E preferred equity classes relative to those of the Company’s equity;

●	lack of marketability of the Quota B;

●	lack of voting rights of the Quota B;

●	current business conditions and projections;

●	hiring of key personnel and the experience of management;

●	the Company’s stage of development;

●	the timing, progress and results of the Company’s pre-clinical studies and clinical trials for the Company’s programs and product candidates; including statements regarding the timing of initiation and completion of trials or studies and related preparatory work, the period during which the results of the trials will become available and the Company’s research and development programs;

●	likelihood of achieving a liquidity event, such as an initial public offering, a merger or acquisition of the Company given prevailing market conditions, or other liquidation events;

●	the market performance of comparable publicly traded companies; and

●	the European, U.S., and global capital market conditions.

In valuing the Company’s Quota B class of options, the Board of Directors determined the equity value of the Company’s business using various valuation methods. The Board of Directors engaged a third-party valuation firm who performed analyses in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s option valuations were prepared using an option pricing method (“OPM”), which used market approaches to estimate the Company’s enterprise value.

The OPM treats each equity class as a call option on the total equity value of a company, with exercise prices (i.e., breakpoints) based on the value thresholds at which the allocation among the various holders of a company’s securities changes. A discount was considered for Lack of Marketability (“DLOM”), which is an amount or percentage that is deducted from the value to reflect the absence of a viable market. The DLOM was then applied to arrive at an indication of value for the option. Also, considered in the valuation was volatility and the fact that the Quota B class of equity did not carry voting rights. The expected volatility used in the OPM is based upon the historical volatility of publicly traded companies in similar stages of clinical development.

Application of the Company’s approach involved the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the selection of comparable companies, and the expected timing of an IPO or other liquidity event. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the valuations at each valuation date and may have a material impact on the valuation of the Company’s Quota B equity class, and consequently, the Company’s share-based compensation expense could be materially different.

Weighted average shares

As a result of the Company’s conversion to an S.P.A. in June 2021, the Company converted all its ownership to common shares. From that point forward, the Company was able to calculate both a weighted average and pro forma weighted average number of shares outstanding. The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. Prior to June 2021, the Company was unable to convert quota to shares, in part due to the fact that quota carried different rights and privileges, so the Company was not sure how all quota would be treated in the conversion; however, shareholders agreed at the conversion in June 2021 that all classes of quota would be treated equally and all quota were exchanged for shares on a 1:1 basis and all the preferences were removed. Therefore, the Company was able to calculate a weighted average for the Company’s December 31, 2021 consolidated financial statement presentation.

For the years ended December 31, 2023, 2022 and 2021 there was a weighted average of 18,216,907, 18,216,858 and 15,083,825 shares, respectively, of the Company’s ordinary shares, no par value.